Level 3 Financial Instrument Narrative 1 (Details) - USD ($)	Dec. 31, 2015	Jun. 30, 2015
Level 3 Financial Instrument Narrative 1 Details
Issued during the Year ended June 30, 2015		$ 784,377
Converted during the Year ended June 30, 2015		(1,100,218)
Closing Balance of Financial Instrument	$ 2,386,559	$ 11,504,057